BUSINESS SEGMENTS	12 Months Ended
Jun. 29, 2018
Segment Reporting [Abstract]
BUSINESS SEGMENTS
NOTE 23: BUSINESS SEGMENTS
We structure our operations primarily around the products, systems and services we sell and the markets we serve, and we report the financial results of our continuing operations in the following three reportable segments, which are also referred to as our business segments:

•
Communication Systems, serving markets in tactical communications and defense products, including tactical ground and airborne radio communications solutions and night vision technology, and in public safety networks;

•
Electronic Systems, providing electronic warfare, avionics, and command, control, communications, computers, intelligence, surveillance and reconnaissance solutions for defense and classified customers and mission-critical communication systems for civil and military aviation and other customers; and

•
Space and Intelligence Systems, providing intelligence, space protection, geospatial, complete Earth observation, universe exploration, positioning, navigation and timing, and environmental solutions for national security, defense, civil and commercial customers, using advanced sensors, antennas and payloads, as well as ground processing and information analytics.

As described in more detail in Note 1: Significant Accounting Policies under “Principles of Consolidation” and in Note 3: Discontinued Operations, in connection with our divestiture of CapRock and entering into the definitive agreement to sell IT Services in the third quarter of fiscal 2017, our other remaining operations that had been part of our former Critical Networks segment, including our ATM business primarily serving the FAA, were integrated with our Electronic Systems segment effective for the third quarter of fiscal 2017, and our Critical Networks segment was eliminated. The historical results, discussion and presentation of our business segments as set forth in our Consolidated Financial Statements and these Notes reflect the impact of these changes for all periods presented in order to present all segment information on a comparable basis. There is no impact on our previously reported consolidated statements of income, balance sheets or statements of cash flows resulting from these segment changes.
As discussed in more detail in Note 2: Accounting Changes or Recent Accounting Pronouncements, effective June 30, 2018, we adopted ASC 606 and ASU 2017-07 using the full retrospective method. The historical results, discussion and presentation of our business segments as set forth in our Consolidated Financial Statements and these
Notes reflect the impact of the adoption of ASC 606 and ASU 2017-07 for all periods presented in order to present all segment information on a comparable basis.
Segment revenue, segment operating income and a reconciliation of segment operating income to total income from continuing operations before income taxes are as follows:

	2018	2017

	(In millions)
Revenue
Communication Systems	$1,904	$1,754
Electronic Systems	2,365	2,245
Space and Intelligence Systems	1,913	1,904
Corporate eliminations	(14)	(6)
	$6,168	$5,897
Income from Continuing Operations before Income Taxes
Segment Operating Income:(1)
Communication Systems	$566	$514
Electronic Systems	432	457
Space and Intelligence Systems	331	314
Unallocated corporate expense and corporate eliminations(2)	(225)	(228)
Pension adjustment	(184)	(164)
Non-operating income(3)	156	166
Net interest expense	(168)	(170)
Total	$908	$889
_______________

(1)
In fiscal 2017, segment operating income included stranded costs and Financial Accounting Standards (“FAS”) pension income previously reported as part of our former Critical Networks segment but now re-allocated to our remaining three segments.

(2)
Unallocated corporate expense and corporate eliminations includes: (i) $101 million and $109 million in fiscal 2018 and 2017, respectively, for amortization of identifiable intangible assets acquired as a result of our acquisition of Exelis (because the acquisition of Exelis benefited the entire Company as opposed to any individual segment, the amortization of identifiable intangible assets acquired in the Exelis acquisition was recorded as unallocated corporate expense), (ii) $5 million and $58 million of Exelis acquisition-related and other charges in fiscal 2018 and 2017, respectively, (iii) $47 million of charges related to our decision to transition and exit a commercial air-to-ground LTE radio communications line of business and other items in fiscal 2018, and (iv) a $12 million non-cash adjustment for deferred compensation in fiscal 2018.

(3)
Non-operating income in fiscal 2018 includes $27 million of losses and other costs related to debt refinancing. Additional information regarding non-operating income is set forth in Note 20: Non-Operating Income.

Disaggregation of Revenue
Communication Systems: Communication Systems operates principally on a “commercial” market-driven business model through which the business segment provides ready-to-ship commercial off-the-shelf products to customers in the U.S. and internationally. Communication Systems revenue is primarily derived from fixed-price contracts and is generally recognized at the point in time when the product is received and accepted by the customer. We disaggregate Communication Systems revenue by geographical region, as we believe this category best depicts how the nature, amount, timing and uncertainty of
Communication Systems revenue and cash flows are affected by economic factors:

	2018	2017

	(In millions)
Revenue By Geographical Region
United States	$983	$811
International	921	943
	$1,904	$1,754

Electronic Systems: Electronic Systems revenue is primarily derived from U.S. Government development and production contracts and is generally recognized over time using the POC cost-to-cost method. We disaggregate Electronic Systems revenue by customer relationship, contract type and geographical region. We believe these categories best depict how the nature, amount, timing and uncertainty of Electronic Systems revenue and cash flows are affected by economic factors:

	2018	2017

	(In millions)
Revenue By Customer Relationship
Prime contractor	$1,670	$1,653
Subcontractor	695	592
	$2,365	$2,245
Revenue By Contract Type
Fixed-price(1)	$1,900	$1,833
Cost-reimbursable	465	412
	$2,365	$2,245
Revenue By Geographical Region
United States	$1,890	$1,769
International	475	476
	$2,365	$2,245
_______________

(1)	Includes revenue derived from time-and-materials contracts.
Space and Intelligence Systems: Space and Intelligence Systems revenue is primarily derived from U.S. Government development and production contracts and is generally recognized over time using the POC cost-to-cost method. We disaggregate Space and Intelligence Systems revenue by customer relationship, contract type and geographical region. We believe these categories best depict how the nature, amount, timing and uncertainty of Space and Intelligence Systems revenue and cash flows are affected by economic factors:

	2018	2017

	(In millions)
Revenue By Customer Relationship
Prime contractor	$1,384	$1,369
Subcontractor	529	535
	$1,913	$1,904
Revenue By Contract Type
Fixed-price(1)	$544	$448
Cost-reimbursable	1,369	1,456
	$1,913	$1,904
Revenue By Geographical Region
United States	$1,861	$1,821
International	52	83
	$1,913	$1,904
_______________

(1)	Includes revenue derived from time-and-materials contracts.
Total assets by business segment is as follows:

	2018	2017

	(In millions)
Total Assets
Communication Systems	$1,567	$1,543
Electronic Systems	4,174	4,090
Space and Intelligence Systems	2,193	2,117
Corporate(1)	1,917	2,362
	$9,851	$10,112
_______________

(1)
Identifiable intangible assets acquired in connection with our acquisition of Exelis in the fourth quarter of fiscal 2015 were recorded as Corporate assets because they benefited the entire Company as opposed to any individual segment. Exelis identifiable intangible asset balances of continuing operations recorded as Corporate assets were approximately $1.0 billion and $1.1 billion as of June 29, 2018 and June 30, 2017, respectively. Corporate assets also consisted of cash, income taxes receivable, deferred income taxes, deferred compensation plan investments, buildings and equipment and identifiable intangibles, and also included any assets and liabilities from discontinued operations. See Note 3: Discontinued Operations for additional information regarding discontinued operations.

Other selected financial information by business segment and geographical area is summarized below:

	2018	2017

	(In millions)
Capital Expenditures
Communication Systems	$26	$14
Electronic Systems	57	40
Space and Intelligence Systems	33	34
Corporate	20	27
Discontinued operations	—	4
	$136	$119
Depreciation and Amortization
Communication Systems	$57	$64
Electronic Systems	44	29
Space and Intelligence Systems	36	37
Corporate	122	142
Discontinued operations	—	39
	$259	$311
Geographical Information for Continuing Operations
U.S. operations:
Revenue	$5,854	$5,637
Long-lived assets	$892	$896
International operations:
Revenue	$314	$260
Long-lived assets	$8	$8

In addition to depreciation and amortization expense related to property, plant and equipment, depreciation and amortization includes intangible asset amortization and debt premium, debt discount and debt issuance cost amortization of $116 million and $125 million in fiscal 2018 and 2017, respectively.
Our products and systems are produced principally in the U.S. with international revenue derived primarily from exports. No revenue earned from any individual foreign country exceeded 5 percent of our total revenue during fiscal 2018 or 2017.
Sales made to U.S. Government customers, including foreign military sales funded through the U.S. Government, whether directly or through prime contractors, by all segments as a percentage of total revenue were 75 percent and 74 percent in fiscal 2018 and 2017, respectively. Revenue from services in fiscal 2018 was approximately 11 percent, 29 percent and 13 percent of total revenue in our Communication Systems, Electronic Systems and Space and Intelligence Systems segments, respectively.
Revenue from products and services exported from the U.S., including foreign military sales, or manufactured or rendered abroad in fiscal 2018 and 2017 was $1.3 billion (21 percent of our revenue) and $1.3 billion (22 percent of our revenue), respectively. Fiscal 2018 export revenue and revenue from international operations was principally from Europe, the Middle East, Asia, Australia, Africa and Canada.